STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																1 Months Ended							3 Months Ended		12 Months Ended
	May 12, 2026	May 06, 2026	May 04, 2026	Apr. 20, 2026	Mar. 25, 2026	Mar. 19, 2026	Feb. 05, 2026	Dec. 31, 2025	Sep. 30, 2025	Aug. 25, 2025	Aug. 09, 2025	May 10, 2025	Feb. 10, 2025	Jan. 03, 2025	Aug. 11, 2022	Feb. 28, 2026		Jan. 31, 2026	Jan. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	May 31, 2026	May 31, 2025	Feb. 28, 2026		Feb. 28, 2025	Mar. 18, 2026	Oct. 15, 2025	Oct. 14, 2025	Jul. 25, 2025	Jul. 24, 2025	May 12, 2025	Feb. 21, 2025	Feb. 20, 2025	Oct. 04, 2024	Oct. 03, 2024	Apr. 30, 2024	Mar. 22, 2024	Mar. 21, 2024	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Mar. 18, 2023	Jul. 08, 2022	Jul. 07, 2022	Apr. 14, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized																15,534,000							15,534,000		15,534,000		15,534,000
Preferred stock shares outstanding																0							0		0		0
Debt exchanged for common shares, shares																				85	96
Proceeds on issuance of Series C Preferred shares																							$ 200,000				$ 278,000
Net proceeds																									70,937
Legal fees													$ 6,000
Redemption of Series C shares																							391,572
Dividend										$ 29,871										$ 84,690		$ 29,871
Fair value of shares issued			$ 28,751	$ 173,500																$ 111,690			1,453,500	1,250,500	$ 6,384,000		562,000
Shares issued																									50,403,802
Convert conversion of shares																			80
Series F preferred shares exchanged for debt																											400,000
Net proceeds from issuance of common stock																							$ 823,480	2,691,294	$ 4,801,184		$ 13,120,679
Common stock, authorized						12,000,000,000										27,500,000,000							27,500,000,000		27,500,000,000		27,500,000,000	27,500,000,000
Proceeds from issuance of common stock																							$ 823,480	2,839,777	$ 5,219,853		$ 12,702,010
Payments of stock issuance costs																							77,391	121,746	364,161		701,565
Share proceeds receivable																											$ 418,669
Shares expired																									2,714		2,533,243
Share based compensation																							$ 60,508	80,355	$ 1,815,848		$ 1,831,685
Description of plan																267,872,804							387,232,589		267,872,804
Conversion of Series C Preferred shares,shares									96									80
Reverse stock split							1-for-100
Loans payable																							$ 107,000
Exchange of notes payable and accrued interest for common shares																							745,900
Loss on settlement of debt																							707,600
Loans payable			$ 700,000	$ 277,778	$ 630,000											$ 33,672,294							$ 35,722,326		$ 33,672,294		$ 32,801,345
Commitment fee shares issued			1,250,000	5,000,000	14,100,000																		24,473,250
Par value of shares					$ 141																						$ 0.80
Incentive Compensation Plan [Member]
Class of Stock [Line Items]
Payment for stock based compensation warrants																							$ 0	0	1,500,000		$ 1,500,000
Share based compensation																									0		0
2021 Plan [Member]
Class of Stock [Line Items]
Description of plan															the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 50,000 to 1,000,0000 On August 14, 2023 the Company further amended the plan increasing the maximum shares to 2,000,000.
Description of plan																																															2,000,000
Warrant [Member]
Class of Stock [Line Items]
Payment for stock based compensation warrants																									$ 0		$ 0
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Shares expired																									90,160		64,389
Payment for stock based compensation warrants																									$ 315,848		$ 331,685
2021 Plan [Member] | Options Held [Member]
Class of Stock [Line Items]
Share based compensaction																									33,000		24,750
2023 Plan [Member] | Options Held [Member]
Class of Stock [Line Items]
Share based compensaction																									57,160		39,639
Amended Equity Financing Agreement [Member]
Class of Stock [Line Items]
Investment description						Company entered into an agreement with the investor whereby the parties agreed to reduce the penalty on the September 2025 and January 2026 failed conversion to 133 Series C shares at a value of $175,140 ( The penalty was reduced from 345 Series C shares to 133 Series C shares) . The parties agreed on the Series C share balance at February 28, 2026 to be 417 series C shares. In addition the parties agreed to issue an additional 222 Series C shares for proceeds of $200,000 and fees of $22,000. These shares have a redemption value of $291.708. Also on March 19, 2026 ,the parties agreed to convert 165 Series C shares at a value of $198,000 for 13,550,625 common shares. At February 28, 2026 and February 28, 2025 there are 417 and 306 outstanding Series C shares
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Redemption of Series C shares																							$ 484,800				$ (89,189)
Fair value of shares issued																							1,453,110	1,250,431	$ 6,383,286		561,981
Series F preferred shares exchanged for debt																											65,793
Net proceeds from issuance of common stock																							823,112	2,691,104	4,800,680		13,120,181
Retained Earnings [Member]
Class of Stock [Line Items]
Redemption of Series C shares																							(93,472)				89,189
Fair value of shares issued
Series F preferred shares exchanged for debt																											334,187
Net proceeds from issuance of common stock
Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common shares, shares														15,000									39,000,000	6,850,000	71,350,000		1,940,659
Redemption of Series C Preferred shares,shares																							24,473,250
Redemption of Series C shares																							$ 244
Fair value of shares issued																							$ 390	$ 69	$ 714		$ 19
Shares issued																							36,786,492	19,000,000	50,403,802		49,796,369
Series F preferred shares exchanged for debt
Net proceeds from issuance of common stock																							$ 368	$ 190	$ 504		498
Common stock, authorized																													27,500,000,000	23,000,000,000	23,000,000,000	20,000,000,000		20,000,000,000	15,000,000,000	15,000,000,000	12,500,000,000		12,500,000,000	10,000,000,000	10,000,000,000	7,225,000,000	7,225,000,000	6,000,000,000	6,000,000,000	5,000,000,000
Proceeds from issuance of common stock																							900,871		6,384,000		13,697,245
Net proceeds from issuance of common stock																									4,801,184		13,120,679
Payments of stock issuance costs																							$ 77,391		274,161		576,565
Commitment fee																									$ 90,000		$ 125,000
Issuance of shares																									1,354,167		43,859,650
Gain loss on settlement of debt																									$ 935,500
Share proceeds receivable																											$ 418,669
Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common shares, shares																									1,994,464
Shares issued																							36,784,492
Proceeds from issuance of common stock																									$ 5,185,344
Convertble debt repaid																									5,411,000
Accrued Interest																$ 37,500									$ 37,500
Common Stock Activity One [Member]
Class of Stock [Line Items]
Shares issued																							39,000,000
Common Stock Warrant [Member]
Class of Stock [Line Items]
Share based compensation																							$ 60,508	80,355
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																20,000,000									20,000,000
Preferred stock, par value																$ 0.001									$ 0.001
Series B Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																$ 1,200									$ 1,200
Cumulative dividend payable percentage																8.00%									8.00%
Conversion preferred stock, description																									The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (85%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date
Preferred stock dividend, description																									Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of eight percent (8%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full.
Series B Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																5,000									5,000
Preferred stock, par value																$ 0.001									$ 0.001
Series C Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																$ 1,200									$ 1,200
Cumulative dividend payable percentage																12.00%									12.00%
Conversion preferred stock, description																											The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling ninety percent (90%) of the lowest traded price for the Company’s common stock during the ten (10) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock dividend, description																									Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of twelve percent (12%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full. On the one hundred eightieth day following the issue date of this Preferred Stock the Company shall have the obligation to redeem all outstanding Series Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents (“Redemption Date”). Prior to the Redemption Date, the Company at its discretion and on three (3) Trading Days’ written notice, may redeem all outstanding Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents.
Legal fees													$ 6,000
Series C Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													1,000			1,000									1,000
Preferred stock, par value																$ 0.001									$ 0.001
Preferred stock shares outstanding																417									417
Debt exchanged for common shares, shares	13											44	306										298		44
Proceeds on issuance of Series C Preferred shares													$ 306,000			$ 200,000
Net proceeds													278,580
Broker fees													$ 21,420
Preferred stock redemption price per share													$ 1,200
Temporary equity, shares outstanding																417							354		417		306
Preferred stock redemption value											$ 58,100		$ 58,100			$ 547,941							$ 465,465		$ 547,941		$ 402,084						$ 17,388
Preferred shares, dividend rate percentage												12.00%													12.00%
Shares issued																				1,994,464
Conversion of Series C Preferred shares,shares	93	40				165		1,994,464										133		85
Conversion of Series C Preferred shares	$ 122,202	$ 52,560				$ 216,810		$ 111,690										$ 175,140
Preferred stock redemption value								$ 84,690								$ 291,708				$ 84,690			391,572		$ 291,708
Temporary equity, additional shares outstanding																222									222
Fee amount																$ 22,000									$ 22,000
Conversion of common shares	7,637,628	3,285,000				13,550,625
Preferred stock deemed dividend																							$ 93,472
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																4,350,000							4,350,000		4,350,000		4,350,000
Preferred stock, par value																$ 0.001							$ 0.001		$ 0.001		$ 0.001
Preferred stock shares outstanding																3,350,000							3,350,000		3,350,000		3,350,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																4,350,000									4,350,000
Preferred stock shares outstanding																3,350,000									3,350,000
Redemption of Series C shares
Fair value of shares issued
Series F preferred shares exchanged for debt
Net proceeds from issuance of common stock
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																						10,000
Preferred stock shares outstanding																2,513									2,513		2,513
Series F Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																10,000									10,000
Preferred stock, par value																$ 1.00									$ 1.00
Preferred stock shares outstanding																2,513									2,513
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																100,000							100,000		100,000		100,000
Preferred stock, par value																$ 0.001							$ 0.001		$ 0.001		$ 0.001
Preferred stock shares outstanding																0							0		0		0
Par value of shares																											$ 1,000
Series G Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																100,000									100,000
Preferred stock, par value																$ 1,000									$ 1,000
Preferred stock shares outstanding																0									0
Series B & C Redeemable Preferred Stock [Member] | Temporary Equity [Member]
Class of Stock [Line Items]
Series C Preferred shares issued as penalty,shares											114
Series C penalty shares											$ 149,307
Redemption of Series C Preferred shares,shares																						95					(324)
Redemption of Series C shares																						$ 125,000					$ 389,188
Fair value of shares issued
Series F preferred shares exchanged for debt
Net proceeds from issuance of common stock
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																10,000							10,000		10,000		10,000
Preferred stock, par value																$ 1.00							$ 1.00		$ 1.00		$ 1.00
Preferred stock shares outstanding																2,513							2,513		2,513		2,513
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Redemption of Series C shares
Fair value of shares issued
Series F preferred shares exchanged for debt, shares																											20
Series F preferred shares exchanged for debt																											$ 20
Net proceeds from issuance of common stock
Unissued Series F Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued																									46		46
Net proceeds from issuance of common stock																									$ 99,086		$ 99,086
Series C Preferred Stock [Member] | Temporary Equity [Member]
Class of Stock [Line Items]
Redemption of Series C Preferred shares,shares																							(298)
Redemption of Series C shares																							$ (391,572)
Fair value of shares issued
Net proceeds from issuance of common stock
Issuance of shares																							13	9
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common shares, shares																									85
Proceeds from issuance of common stock																									$ 111,690
Issuance of dividend																									$ 84,690
Series C Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative dividend payable percentage																12.00%							12.00%		12.00%		12.00%
Temporary equity, shares outstanding																417							354		417		306
Preferred stock redemption value																$ 547,941	[1]						$ 465,465		$ 547,941	[1]	$ 402,084
Series C Redeemable Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Series C Preferred shares issued as penalty,shares																					345
Series C Redeemable Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Series C Preferred shares issued as penalty,shares																					133
Series C Redeemable Preferred Stock [Member] | Temporary Equity [Member]
Class of Stock [Line Items]
Redemption of Series C Preferred shares,shares										95
Redemption of Series C shares										$ 125,000

[1]	Derived from audited information